Share-Based Payment (Details) - USD ($)			1 Months Ended					12 Months Ended
	Nov. 14, 2022	Nov. 06, 2020	Jan. 31, 2022	Aug. 31, 2021	Apr. 30, 2020	Nov. 27, 2019	Nov. 20, 2018	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Share-Based Payment (Details) [Line Items]
Share based compensation								$ 1,000,105	$ 1,196,971	$ 529,479
Total intrinsic value of options exercised									1,125	57,613
Total fair value option exercised								1,152,356	$ 505,295	354,701
Unrecognized compensation cost								$ 682,436
Weighted-average period								1 year 7 months 9 days
Restricted share units (in Shares)								1,161,000	2,519,600
2017 Plan [Member]
Share-Based Payment (Details) [Line Items]
Grant shares (in Shares)								2,210,000
2019 Plan [Member]
Share-Based Payment (Details) [Line Items]
Grant shares (in Shares)								2,220,000
2020 Plan [Member]
Share-Based Payment (Details) [Line Items]
Grant shares (in Shares)					11,011,663
Employees and Directors [Member]
Share-Based Payment (Details) [Line Items]
Contractual term					5 years
Stock options, description	On November 14,2022, the Company granted an aggregate of 1,023,531 stock options to key employees and senior executives under the 2020 plan. The stock options are valid for a period of 5 years from the grant date and vest 25% per year in equal annual installments at the end of each anniversary over a four-year period, with the first 25% vesting on November 14,2023, and the second, third and fourth 25% vest on November 14, 2024, 2025 and 2026, respectively.	On November 6, 2020, the Company granted an aggregate of 618,839 stock options to key employees and senior executives under the 2020 plan. The stock options are valid for a period of 5 years from the grant date and vest 25% per year in equal annual installments at the end of each anniversary over a four-year period, with the first 25% vesting on November 6, 2021 and the second, third and fourth 25% vest on November 6, 2022, 2023 and 2024, respectively.	On January 31, 2022, the Company granted an aggregate of 1,300,000 stock options to key employees and senior executives under the 2020 plan. The stock options are valid for a period of 5 years from the grant date and vest 25% per year in equal annual installments at the end of each anniversary over a four-year period, with the first 25% vesting on January 31, 2023 and the second, third and fourth 25% vest on January 31, 2024, 2025 and 2026, respectively.	On August 31, 2021, the Company granted an aggregate of 2,790,300 stock options to key employees and senior executives under the 2020 plan. 200,000 stock options granted to the employees contains service condition, and 2,590,300 stock options granted to the employees and directors contains additional performance condition that the share numbers that will be vested is based on the performance appraisal of the grantees for the year 2022. The stock options are valid for a period of 5 years from the grant date and vest 25% per year in equal annual installments at the end of each anniversary over a four-year period, with the first 25% vesting on August 31, 2022 and the second, third and fourth 25% vest on August 31, 2023, 2024 and 2025, respectively.		On November 27, 2019, the Company granted an aggregate of 775,250 stock options to key employees and senior executives under the 2017 Plan. The stock options are valid for a period of 5 years from the grant date and vest 25% per year in equal annual installments at the end of each anniversary over a four-year period, with the first 25% vesting on November 27, 2020 and the second, third and fourth 25% vest on November 27, 2021, 2022 and 2023, respectively.	On November 20, 2018, the Company granted an aggregate of 306,967 stock options to key employees and senior executives under the 2017 Plan. The stock options are valid for a period of 10 years from the grant date and vest 25% per year in equal annual installments at the end of each anniversary over a four-year period, with the first 25% vesting on November 20, 2019 and the second, third and fourth 25% vest on November 20, 2020, 2021 and 2022, respectively.
Employees and Directors [Member] | 2017 Plan [Member]
Share-Based Payment (Details) [Line Items]
Stock options, description								The weighted-average grant-date fair value per share of options granted was $0.58 for senior executives and $0.57 for key employees during the year ended June 30, 2023, $1.13 for senior executives and $1.01 for key employees during the year ended June 30, 2022, and $1.06 for senior executives and $1.03 for key employees during the year ended June 30, 2021, respectively.
Restricted Stock Units (RSUs) [Member]
Share-Based Payment (Details) [Line Items]
Share based compensation								$ 1,478,190	$ 5,987,891	4,599,217
Unrecognized compensation cost								$ 128,865
Weighted-average period								1 year 4 months 17 days
Restricted share units (in Shares)											613,300
Estimated total fair value of the RSUs granted								$ 3,870,449	$ 4,617,882	$ 5,338,069
Weighted-average fair value per share (in Dollars per share)								$ 1.14	$ 2.52	$ 3.34
Restricted Stock Units (RSUs) [Member] | 2017 Plan [Member]
Share-Based Payment (Details) [Line Items]
Restricted share units (in Shares)											1,119,750
Restricted share units valid term											1 year
Restricted Stock Units (RSUs) [Member] | 2020 Plan [Member]
Share-Based Payment (Details) [Line Items]
Restricted share units (in Shares)										1,362,370	46,050
Restricted share units valid term											2 years
Restricted share units granted shares (in Shares)											1,073,700
Restricted Stock Units (RSUs) [Member] | Employees and Directors [Member] | 2017 Plan [Member]
Share-Based Payment (Details) [Line Items]
Restricted share units (in Shares)											594,600
Restricted Stock Units (RSUs) [Member] | 2017 Plan [Member]
Share-Based Payment (Details) [Line Items]
Restricted share units (in Shares)											18,700